Expense Example {- Fidelity® Telecom and Utilities Fund} - 01.31 Fidelity Telecom and Utilities Fund PRO-06 - Fidelity® Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund-Default	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835